OTHER FINANCIAL ASSETS AT AMORTISED COST (Tables)	6 Months Ended
Jun. 30, 2026
Financial assets at fair value through profit or loss [abstract]
Summary of Other Financial Assets at Amortised Cost

	30 June 2026	31 December 2025
	£m	£m
Debt securities	5,738	3,987
	5,738	3,987